Label	Element	Value
FS Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FS SERIES TRUST

Supplement dated January 8, 2020 to the

FS Managed Futures Fund,
FS Global Macro Fund,
FS Real Asset Fund,
FS Long/Short Equity Fund,
FS Market Neutral Fund
and
FS Event Driven Fund

Prospectus, dated April 30, 2019

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Managed Futures Fund, FS Global Macro Fund, FS Real Asset Fund, FS Long/Short Equity Fund, FS Market Neutral Fund and FS Event Driven Fund (each, a “Fund” and collectively, the “Funds”), dated April 30, 2019 (as may be supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

Therefore, effective immediately, the section of the Prospectus entitled “Fund Summary: FS Long/Short Equity Fund — Fees and Expenses of the Fund” is deleted and replaced in its entirety with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	FS Long/Short Equity Fund
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A Shares, you may qualify for sales charge discounts if you invest at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Shareholder’s Guide — Purchases” section on page 125 of the Fund’s statutory Prospectus and in the “Shares of the Trust — Purchases” section on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on December 31, 2018, and had no activity other than investing its cash in a money market fund, no portfolio turnover rate can be provided.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Expense Reductions in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.
FS Long/Short Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.10%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.62%	[1],[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%	[1]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	1.37%	[1],[4],[5]
Total Annual Fund Operating Expenses after Expense Reductions	rr_NetExpensesOverAssets	1.35%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 705
FS Long/Short Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.10%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.62%	[1],[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.97%	[1]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	1.37%	[1],[4],[5]
Total Annual Fund Operating Expenses after Expense Reductions	rr_NetExpensesOverAssets	1.60%	[1]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you invest at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	726
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,311

[1]	The expense information has been restated to reflect current fees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The costs of investing in swaps are estimated to be between approximately 0.20% to 0.50% of the Fund's average daily net assets. Such costs are indirect expenses of the Fund that are variable in nature and are not included in the fee table or expense example.
[4]	The Adviser (as defined below) has contractually agreed to waive a portion of its management fee so that the fee received equals 0.60 percent of the Fund's average daily net assets until the earlier of (i) December 31, 2021 or (ii) the date on which gross proceeds that have been received by the Fund from investors, in the aggregate, exceed $150 million. The Adviser's contractual management fee, without giving effect to this waiver, is equal to 1.10 percent of the Fund's average daily net assets.
[5]	The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions, dividends and interest paid on short positions, acquired fund fees and expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) to not more than 0.25 percent of the average daily net assets for the Fund until at least April 30, 2020. The Fund may terminate the Expense Limitation Agreement at any time. The Expense Limitation Agreement permits the Adviser to recoup waived or reimbursed amounts within the three-year period from the date of the waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver and reimbursement or recoupment.